Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales (Notes 7 and 13)	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Cost of sales (Note 13)	888,869	787,970	836,638
Gross profit	378,055	285,835	291,948
Selling, general and administrative expenses (Notes 4, 7,17 and 21)	222,131	221,975	248,529
Profit from operations	155,924	63,860	43,419
Other income (expenses):
Interest and dividend income	12,963	13,202	15,441
Interest expense (Note 13)	(2,259)	(2,926)	(1,206)
Foreign currency transaction gains (losses), net (Note 13)	3,824	2,830	(91)
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	(160)	(18,297)	6,460
Gains (losses) on sales of securities, net (Note 3)	52	(93)	(2,840)
Losses on impairment of securities (Notes 3 and 4)	(341)	(217)	(7,141)
Other, net (Note 4)	2,329	2,439	1,940
Nonoperating Income (Expense), Total	16,408	(3,062)	12,563
Income before income taxes	172,332	60,798	55,982
Income taxes (Note 16):
Current	35,744	24,445	18,927
Deferred	6,470	(9,080)	3,852
Total income taxes	42,214	15,365	22,779
Net income	130,118	45,433	33,203
Net income attributable to noncontrolling interests	(7,670)	(5,338)	(3,697)
Net income attributable to shareholders of Kyocera Corporation	¥ 122,448	¥ 40,095	¥ 29,506
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 667.23	¥ 218.47	¥ 157.27
Diluted	¥ 667.23	¥ 218.47	¥ 157.23
Cash dividends declared per share:
Per share of common stock	¥ 130.00	¥ 120.00	¥ 120.00
Average number of shares of common stock outstanding:
Basic	183,517	183,525	187,618
Diluted	183,517	183,525	187,661